Income Taxes - Schedule of Reconciliation of The Statutory Federal Tax Rate to The Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. statutory federal income tax rate	34.00%	34.00%
State income taxes, net of federal income tax benefit	5.00%	4.80%
Interest expense - deferred financing costs		(2.60%)
Permanent items	(1.40%)
R&D credit	0.40%	1.20%
Change in valuation allowance	(38.00%)	(37.30%)
Other		(0.10%)
Effective income tax rate	0.00%	0.00%